ORGANIZATION AND BUSINESS BACKGROUND	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
ORGANIZATION AND BUSINESS BACKGROUND
ORGANIZATION AND BUSINESS BACKGROUND

NOTE 1 - ORGANIZATION AND BUSINESS BACKGROUND

Verde Resources, Inc. was incorporated under the laws of the state of Nevada on April 22, 2010.

The Company is a road construction and building materials company offering proprietary, environmentally sustainable materials, with the goal to drive innovations that enhance sustainability and advance environmental stewardship. By integrating biochar, a highly effective carbon sequester and performance enhancer, the Company intends to facilitate the industry’s transition to zero emissions. The Company believes its approach reduces greenhouse gas (“GHG”) emissions, optimizes the use of native soils and recycled materials, speeds installation, and improves efficiency while cutting costs. Since June 2023 the Company’s strategic focus has been on testing the Company’s biochar asphalt technology through the Company’s subsidiary, Verde Renewables Inc. (“Verde Renewables”), at the National Center for Asphalt Technology (“NCAT”) test track. This endeavor with NCAT is rigorously testing the Company’s innovative biochar asphalt technology, which is intended to provide superior performance, environmental sustainability, and the generation of carbon removal and avoidance credits.

In December 2024, in collaboration with C-Twelve Pty Ltd, a corporation incorporated in Western Australia (“C-Twelve”), we successfully demonstrated our pioneering biochar-asphalt technology at the NCAT test track in Auburn, Alabama. The project showcased the ability to retrofit an existing asphalt plant to produce cold-mix biochar asphalt under winter conditions without the use of heat, solvents, or odors, resulting in an estimated 50% increase in installation efficiency compared to conventional methods.

The demonstration sequestered approximately eight (8) tons of carbon, verified and certified under Puro.earth in collaboration with Oregon Biochar Solutions, a related party of the Company through Karl Strahl, Chief Operating Officer of Oregon Biochar Solutions, who was appointed as a director of the Company in May 2025. This achievement marked what the Company believes to be the world’s first carbon removal credits generated through asphalt production and installation. The credits, issued and sold in April 2025, were pre-purchased by one of the world’s largest financial institutions focused on Carbon Dioxide Removals (CDRs). The Company refers to this integrated model of combining low-carbon materials, operational efficiency, and verified carbon removal credit generation as the “Verde Net Zero Blueprint.”

In July 2025 the Company received early validation based on performance results from NCAT which demonstrated consistent durability, particularly under low-volume roadway conditions. Further in September 2025, NCAT’s latest evaluation of Verde’s cold recycling mix using 100% reclaimed asphalt pavement (“RAP”) from laboratory testing demonstrated that Verde’s cold-recycled mix not only meets but exceeds industry specifications for cold-recycled asphalt. Results showed superior cohesion, high tensile strength ratio (“TSR”), and retained stability compared to standard cold mix benchmarks, validating its strength, durability, and moisture resistance.

Puro.earth, the crediting platform for durable carbon removal, has officially registered the Company as a Carbon Removal Credit supplier as part of its Accelerate program. This registration was formalized through a platform agreement signed in April 2023. The Company’s endeavors are positioned to potentially create additional revenue opportunities through the generation of carbon removal credits (“CORCs”). The Company believes that the generation of CORCs and the demand for CORCs incentivizes the broader adoption of climate technologies and enables the Company to supply these credits to companies seeking to offset their carbon footprint in pursuit of net-zero objectives. Simultaneously, this approach creates the potential for an additional and substantial revenue stream for the Company.

The Company’s current priority is the successful commercialization of its technology in North America, and if that commercialization is successful, the Company intends to introduce the same blueprint in Malaysia. Ongoing discussions with PLUS Malaysia, the country’s largest highway operator, signal a growing demand for biochar in the region. This demand, coupled with the certification, could enable the BioFraction™ plant to secure a reliable client, ensuring the resumption of normal operations in Malaysia with the potential for significant scale-up over time.

During the period ended September 30, 2025 and year ended June 30, 2025, the Company achieved the following major milestones on its path to commercialization of its biochar-asphalt technology and achieving “net-zero”:

On June 27, 2024, the Company entered into an agreement with NCAT at Auburn University to undertake a 3-year Performance Testing Project titled “Structural Capacity of Sustainable Pavement” (the “Project”). The Project, led by Dr. Nam Tran, Associate Director and Research Professor at NCAT, involved a comprehensive performance testing on the NCAT Test Track in Opelika, Alabama. This facility, sponsored by various state Departments of Transportation (DOTs) and in partnership with the Minnesota Road Research Facility (MnROAD), is dedicated to advancing sustainable pavement technologies.  Success in this Project is expected to drive widespread adoption of a net-zero road construction blueprint by DOTs across the United States and the federal DOT. The Project commenced on June 24, 2024, and is expected to conclude on September 30, 2027, with the first draft of the final report expected in Spring 2027.

In July 2025, the Company received encouraging preliminary performance results from NCAT regarding its Cold-Mix Biochar-Asphalt test section at NCAT’s Test Track installed in December 2024. After approximately 50,000 equivalent single axle loads (ESALs) of heavy truck traffic, the asphalt surface remained flexible and demonstrated consistent durability, particularly under low-volume roadway conditions, as confirmed by NCAT's Assistant Director for Test Track Research, Mr. Nathan Moore. This demonstration marks the world’s first deployment of a carbon‑sequestering asphalt material engineered to maintain competitive strength and flexibility for road applications. Verde announced this milestone in a press release on July 28, 2025.

Further, in September 2025, NCAT’s latest evaluation of Verde’s cold recycling mix using 100% reclaimed asphalt pavement (“RAP”) further validated the testing results of our proprietary formulation. Laboratory testing conducted in accordance with ASTM D6927 (Marshall Stability and Flow), ASTM D6931 (Indirect Tensile Strength), and AASHTO T283 (Moisture Susceptibility) demonstrated that Verde’s cold-recycled mix not only meets but exceeds industry specifications for cold-recycled asphalt. Results showed superior cohesion, high tensile strength ratio (“TSR”), and retained stability compared to standard cold mix benchmarks, validating its strength, durability, and moisture resistance.

On August 14, 2024, the Company entered into a Memorandum of Understanding (the “NPI MOU”) with Nature Plus Inc. (“NPI”) to formalize the collaboration on the NCAT Project referred to above and explore subsequent business opportunities arising from the successful completion of the Project. The Project involved the application of TerraZyme technology for the stability of subgrade and base layers, with the overarching goal of advancing road construction methodologies. The testing of the efficacy and exploration of potential applications of the TerraZyme technology at NCAT is still underway as of the date of this Quarterly Report.

Under the NPI MOU, the Company and NPI agreed to jointly develop mixed designs and materials incorporating biochar, aimed at enhancing performance and promoting carbon sequestration. The NPI MOU shall be effective until December 31, 2026, or until replaced by a subsequent distributor agreement. Upon the completion of the Project, if successful, the Company and NPI intend to continue the collaboration on future initiatives, including soil stabilization and material development, carbon removal credits, certification and compliance, and exclusive rights to distributing TerraZyme.

On October 16, 2024, the Company formed a new subsidiary, VerdePlus Inc. (“VerdePlus”), a Missouri corporation in partnership with NPI for the purpose of conducting business on the production of low-carbon building materials by integrating the Company’s expertise and the innovative intellectual property of NPI. The Company and NPI owned 55% and 45% of VerdePlus, respectively.

On October 18, 2024, the Company entered into a binding Term Sheet with C-Twelve granting the Company (i) an exclusive license to utilize its proprietary binder and biochar asphalt mixed designs (the “Licensed Technology”) for the production and commercialization of asphalt surfacing-related products (the “End Products”) within the United States of America and (ii) the first right of refusal to extend the exclusive licensing of the Licensed Technology to other countries and territories subject to terms and conditions to be mutually agreed upon. Subsequently on May 19, 2025, the Company and C-Twelve entered into a definitive agreement, namely the Joint Development Agreement (“C-Twelve Agreement”) which provides for a 10 year license commencing May 19, 2025.

As of September 30, 2025, the Company has the following subsidiaries:-

Company name	Place of incorporation	Principal activities and place of operation	Effective interest held

Verde Resources Asia Pacific Limited (“VRAP”)	British Virgin Islands	Investment holding	100%

Verde Resources (Malaysia) Sdn Bhd (“Verde Malaysia”)	Malaysia	Manufacturing and distribution of renewable agricultural commodities, and provision of consultation services related thereto	100%

Verde Renewables, Inc.	State of Missouri	Trading of building materials and management of a processing and packaging facility	100%

VerdePlus Inc.	State of Missouri	Production of low-carbon building materials	55%

Verde Life Inc. (“VLI”)	State of Oregon	Development of health and wellness products formulated with natural plant extracts derived from crops cultivated using biochar.	100%

The Wision Project Sdn Bhd (“Wision”)	Malaysia	Digital innovation, marketing & consulting service, PR, branding, influencer marketing, event management and media relations services	100%

Verde Estates LLC (“VEL”)	State of Missouri	Holding real property	100%

Bio Resources Limited (“BRL”)*	Labuan, Malaysia	Proprietor of pyrolysis technology	100%

* BRL was administratively dissolved by being struck off the registers of the Labuan Financial Services Authority, effective October 19, 2025.

NOTE 1 - ORGANIZATION AND BUSINESS BACKGROUND

Verde Resources, Inc. (the “We” or “Company” or “VRDR”) was incorporated on April 22, 2010, in the State of Nevada, U.S.A.

The Company is a road construction and building materials company offering proprietary, environmentally sustainable materials, with the goal to drive innovations that enhance sustainability and advance environmental stewardship. By integrating biochar, a highly effective carbon sequester and performance enhancer, the Company intends to facilitate the industry’s transition to zero emissions. The Company believes its approach reduces greenhouse gas (“GHG”) emissions, optimizes the use of native soils and recycled materials, speeds installation, and improves efficiency while cutting costs. Since June 2023 the Company’s strategic focus has been on testing the Company’s biochar asphalt technology through the Company’s subsidiary, Verde Renewables Inc., at the National Center for Asphalt Technology (NCAT) test track. This endeavor with NCAT is rigorously testing the Company’s innovative biochar asphalt technology, which is intended to provide superior performance, environmental sustainability, and the generation of carbon removal and avoidance credits.

In December 2024, Verde Resources, in collaboration with C-Twelve, successfully demonstrated its pioneering biochar-asphalt technology at the NCAT test track in Auburn, Alabama. The project showcased the ability to retrofit an existing asphalt plant to produce cold-mix biochar asphalt under winter conditions without the use of heat, solvents, or odors, resulting in an estimated 50% increase in installation efficiency compared to conventional methods.

The demonstration sequestered approximately eight (8) tons of carbon, verified and certified under Puro.earth in collaboration with Oregon Biochar Solutions. This achievement marked what the Company believes to be the world’s first carbon removal credits generated through asphalt production and installation. The credits, issued and sold in April 2025, were pre-purchased by one of the world’s largest financial institutions focused on Carbon Dioxide Removals (CDRs). The Company refers to this integrated model of combining low-carbon materials, operational efficiency, and verified carbon removal credit generation as the “Verde Net Zero Blueprint.”

In July 2025 the Company received early validation based on performance results from NCAT which demonstrated consistent durability, particularly under low-volume roadway conditions. Further in September 2025, NCAT’s latest evaluation of Verde’s cold recycling mix using 100% reclaimed asphalt pavement (“RAP”) from laboratory testing demonstrated that Verde’s cold-recycled mix not only meets but exceeds industry specifications for cold-recycled asphalt. Results showed superior cohesion, high tensile strength ratio (“TSR”), and retained stability compared to standard cold mix benchmarks, validating its strength, durability, and moisture resistance.

Puro.earth, the crediting platform for durable carbon removal, has officially registered the Company as a Carbon Removal Credit supplier as part of its Accelerate program. This registration was formalized through a platform agreement signed in April 2023. The Company’s endeavors are positioned to potentially create additional revenue opportunities through the generation of carbon removal credits (CORCs). The Company believes that the generation of CORCs and the demand for CORCs incentivizes the broader adoption of climate technologies and enables the Company to supply these credits to companies seeking to offset their carbon footprint in pursuit of net-zero objectives. Simultaneously, this approach creates the potential for an additional and substantial revenue stream for the Company.

The Company’s current priority is the successful commercialization of its technology in North America, and if that commercialization is successful, the Company intends to introduce the same blueprint in Malaysia. Ongoing discussions with PLUS Malaysia, the country’s largest highway operator, signal a growing demand for biochar in the region. This demand, coupled with the certification, could enable the BioFraction™ plant to secure a reliable client, ensuring the resumption of normal operations in Malaysia with the potential for significant scale-up over time.

During the years ended June 30, 2025, and 2024, the Company achieved the following major milestones on its path to commercialization of its biochar-asphalt technology and achieving “net-zero”:

On June 27, 2024, the Company entered into an agreement with The National Center for Asphalt Technology at Auburn University ("NCAT") to undertake a 3-year Performance Testing Project titled “Structural Capacity of Sustainable Pavement” (the “Project”). The Project, led by Dr. Nam Tran, Associate Director and Research Professor at NCAT, involved a comprehensive performance testing on the NCAT Test Track in Opelika, Alabama. This facility, sponsored by various state Departments of Transportation (DOTs) and in partnership with the Minnesota Road Research Facility (MnROAD), is dedicated to advancing sustainable pavement technologies.  Success in this Project is expected to drive widespread adoption of a net-zero road construction blueprint by DOTs across the United States and the federal DOT. The Project commenced on June 24, 2024, and is expected to conclude on September 30, 2027, with the first draft of the final report expected in Spring 2027.

On August 14, 2024, the Company entered into a Memorandum of Understanding (the “NPI MOU”) with Nature Plus Inc. (“NPI”) to formalize the collaboration on the NCAT Project referred to above Test Track Project (the “Project”) and explore subsequent business opportunities arising from the successful completion of the Project. The Project involved the application of TerraZyme technology for the stability of subgrade and base layers, with the overarching goal of advancing road construction methodologies. The Company and NPI will jointly develop mixed designs and materials incorporating biochar, aimed at enhancing performance and promoting carbon sequestration. The NPI MOU shall be effective until December 31, 2026, or until replaced by a subsequent distributor agreement. Upon the successful completion of the Project, the Company and NPI intend to continue the collaboration on future initiatives, including soil stabilization and material development, carbon removal credits, certification and compliance, and exclusive rights to distributing TerraZyme.

On October 16, 2024, the Company formed a new subsidiary, VerdePlus Inc. (“VerdePlus”), a Missouri corporation in partnership with Nature Plus Inc. (“NPI”) for the purpose of conducting business on the production of low-carbon building materials by integrating the Company’s expertise with the innovative stabilization enzyme TerraZyme, an intellectual property of NPI to be injected into VerdePlus. The Company and NPI owned 55% and 45% of VerdePlus, respectively.

On October 18, 2024, the Company entered into a binding Term Sheet with C-Twelve Pty Ltd (“C-Twelve”), a corporation incorporated in Western Australia, granting the Company (i) an exclusive license to utilize its proprietary binder and biochar asphalt mixed designs (the “Licensed Technology”) for the production and commercialization of asphalt surfacing-related products (the “End Products”) within the United States of America and (ii) the first right of refusal to extend the exclusive licensing of the Licensed Technology to other countries and territories subject to terms and conditions to be mutually agreed upon. Subsequently on May 19, 2025, the Company and C-Twelve entered into a definitive agreement, namely the Joint Development Agreement (“C-Twelve Agreement”) which provides for a 10 year license commencing May 19, 2025.

On October 10, 2025, Verde Renewables entered into a license agreement with Ergon, pursuant to which the Company granted an exclusive, non-transferable license to use, manufacture, commercialize, market, sell and distribute any product that contains or is manufactured or formed by Ergon using Verde V24 in the United States, Canada, and Mexico, in exchange for Ergon agreeing to purchase Verde V24 at a fixed price (which is inclusive of all fees associated with the license, but subject to consumer price index adjustments) for use in Ergon’s asphalt road materials products.

As of June 30, 2025, the Company has the following subsidiaries:

Company name	Place of incorporation	Principal activities and place of operation	Effective interest held

Verde Resources Asia Pacific Limited (“VRAP”)	British Virgin Islands	Investment holding	100%

Verde Resources (Malaysia) Sdn Bhd (“Verde Malaysia”)	Malaysia	Manufacturing and distribution of renewable agricultural commodities, and provision of consultation services related thereto	100%

Verde Renewables, Inc. (“VRI”)	State of Missouri, U.S.A.	Trading of building materials and management of a processing and packaging facility	100%

VerdePlus Inc. (“VerdePlus”) *	State of Missouri, U.S.A.	Production of low-carbon building materials	55%

Verde Life Inc. (“VLI”)	State of Oregon, U.S.A.	Development of health and wellness products formulated with natural plant extracts derived from crops cultivated using biochar.	100%

The Wision Project Sdn Bhd (“Wision”)	Malaysia	Digital innovation, marketing & consulting service, PR, branding, influencer marketing, event management and media relations services	100%

Verde Estates LLC (“VEL”)	State of Missouri, U.S.A.	Holding real property	100%

Bio Resources Limited (“BRL”)	Labuan, Malaysia	Proprietor of pyrolysis technology	100%

* On October 16, 2024, a new subsidiary, VerdePlus, Inc was incorporated in the State of Missouri, USA with an equity interest of 55%.

Unless context indicates otherwise, Verde Resources, Inc. and its subsidiaries are hereinafter referred to as the “Company.”